Reconciliation of the information by business segment with consolidated financial statements (Tables)	6 Months Ended
Jun. 30, 2018
Reconciliation of the information by business segment with consolidated financial statements
Schedule of reconciliation of the information by business segment with consolidated financial statements

			Consolidated
1st half 2018			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	102,138	13	102,151
Excise taxes	(12,757)	—	(12,757)
Revenues from sales	89,381	13	89,394

Purchases net of inventory variation	(60,623)	578	(60,045)
Other operating expenses	(13,496)	(202)	(13,698)
Exploration costs	(362)	—	(362)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,905)	(446)	(6,351)
Other income	628	147	775
Other expense	(115)	(488)	(603)

Financial interest on debt	(849)	(19)	(868)
Financial income and expense from cash & cash equivalents	(95)	—	(95)
Cost of net debt	(944)	(19)	(963)

Other financial income	561	—	561
Other financial expense	(329)	—	(329)

Net income (loss) from equity affiliates	1,403	184	1,587

Income taxes	(3,590)	(93)	(3,683)
Consolidated net income	6,609	(326)	6,283
Group share	6,437	(80)	6,357
Non-controlling interests	172	(246)	(74)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
1st half 2017			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	81,125	(27)	81,098
Excise taxes	(10,523)	—	(10,523)
Revenues from sales	70,602	(27)	70,575

Purchases net of inventory variation	(46,929)	(456)	(47,385)
Other operating expenses	(11,984)	(288)	(12,272)
Exploration costs	(396)	—	(396)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,433)	(1,944)	(7,377)
Other income	314	2,581	2,895
Other expense	(116)	(281)	(397)

Financial interest on debt	(662)	(14)	(676)
Financial income and expense from cash & cash equivalents	(48)	—	(48)
Cost of net debt	(710)	(14)	(724)

Other financial income	513	—	513
Other financial expense	(319)	—	(319)

Net income (loss) from equity affiliates	1,169	(311)	858

Income taxes	(1,639)	474	(1,165)
Consolidated net income	5,072	(266)	4,806
Group share	5,032	(146)	4,886
Non-controlling interests	40	(120)	(80)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2018			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	52,516	24	52,540
Excise taxes	(6,438)	—	(6,438)
Revenues from sales	46,078	24	46,102

Purchases net of inventory variation	(31,263)	664	(30,599)
Other operating expenses	(6,694)	(67)	(6,761)
Exploration costs	(158)	—	(158)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,011)	(424)	(3,435)
Other income	254	(2)	252
Other expense	(55)	(358)	(413)

Financial interest on debt	(469)	(9)	(478)
Financial income and expense from cash & cash equivalents	(54)	—	(54)
Cost of net debt	(523)	(9)	(532)

Other financial income	321	—	321
Other financial expense	(159)	—	(159)

Net income (loss) from equity affiliates	766	337	1,103

Income taxes	(1,911)	(176)	(2,087)
Consolidated net income	3,645	(11)	3,634
Group share	3,553	168	3,721
Non-controlling interests	92	(179)	(87)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2017			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	39,942	(27)	39,915
Excise taxes	(5,433)	—	(5,433)
Revenues from sales	34,509	(27)	34,482

Purchases net of inventory variation	(22,939)	(459)	(23,398)
Other operating expenses	(5,868)	(238)	(6,106)
Exploration costs	(199)	—	(199)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,784)	(14)	(2,798)
Other income	206	364	570
Other expense	(58)	(48)	(106)

Financial interest on debt	(338)	(7)	(345)
Financial income and expense from cash & cash equivalents	(37)	—	(37)
Cost of net debt	(375)	(7)	(382)

Other financial income	285	—	285
Other financial expense	(159)	—	(159)

Net income (loss) from equity affiliates	578	(268)	310

Income taxes	(700)	228	(472)
Consolidated net income	2,496	(469)	2,027
Group share	2,474	(437)	2,037
Non-controlling interests	22	(32)	(10)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.